UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22309

(Investment Company Act file number)

Transparent Value Trust

(Exact name of registrant as specified in charter)

135 East 57th Street

6th Floor

New York, New York 10022

(Address of principal executive offices) (Zip code)

(212) 908-5090

(Registrant’s telephone number)

Armen Arus

Transparent Value Trust

135 East 57th Street

15th Floor

New York, New York 10022

(Name and Address of Agent for Service)

Copy to:

Timothy W. Levin

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Large-Cap Aggressive Fund

December 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS 99.45%
Basic Materials 9.29%
CF Industries Holdings, Inc.	2,646	$537,561
Eastman Chemical Co.	5,592	380,536
Huntsman Corp.	24,990	397,341
The Mosaic Co.	6,594	373,418
Nucor Corp.	11,897	513,712
PPG Industries, Inc.	2,951	399,418
Reliance Steel & Aluminum Co.	9,253	574,611
Royal Gold, Inc.	5,583	453,954
United States Steel Corp.	23,686	565,385
WR Grace & Co.(a)	5,475	368,084

		4,564,020

Consumer Goods 14.84%
Electronic Arts, Inc.(a)	23,283	338,302
Ford Motor Co.	32,823	425,058
Fossil, Inc.(a)	5,511	513,074
Green Mountain Coffee Roasters, Inc.(a)	15,595	645,009
Lear Corp.	10,266	480,860
Michael Kors Holdings, Ltd.(a)	12,905	658,542
Monsanto Co.	4,012	379,736
Polaris Industries, Inc.	7,348	618,334
PVH Corp.	3,316	368,109
Ralph Lauren Corp.	2,649	397,138
Smithfield Foods, Inc.(a)	21,737	468,867
Snap-on, Inc.	7,066	558,143
TRW Automotive Holdings Corp.(a)	8,742	468,659
Under Armour, Inc. - Class A(a)	11,629	564,355
VF Corp.	2,679	404,449

		7,288,635

Consumer Services 10.60%
Amazon.com, Inc.(a)	2,123	533,170
American Eagle Outfitters, Inc.	17,301	354,843
Discovery Communications, Inc. - Class A(a)	6,047	383,864
eBay, Inc.(a)	9,648	492,241
Expedia, Inc.	8,085	496,823
Foot Locker, Inc.	15,782	506,918
Lowe’s Cos., Inc.	10,428	370,403
Netflix, Inc.(a)	5,670	526,063
Omnicare, Inc.	9,571	345,513
Royal Caribbean Cruises, Ltd.	11,283	383,622
Ulta Salon Cosmetics & Fragrance, Inc.	3,752	368,671
Wynn Resorts, Ltd.	3,933	442,423

		5,204,554

Financials 8.74%
Assured Guaranty, Ltd.	23,672	336,853
The Bank of New York Mellon Corp.	15,746	404,672

	Shares	Value
Financials (continued)
CBRE Group, Inc. - Class A(a)	23,802	$473,660
Discover Financial Services	12,692	489,277
Hartford Financial Services Group, Inc.	21,959	492,760
Mastercard, Inc. - Class A	743	365,021
Moody’s Corp.	8,059	405,529
Northern Trust Corp.	7,470	374,695
Principal Financial Group, Inc.	15,045	429,083
Prudential Financial, Inc.	9,812	523,274

		4,294,824

Health Care 5.00%
Celgene Corp.(a)	7,702	606,301
Hologic, Inc.(a)	23,454	469,784
Pharmacyclics, Inc.(a)	6,860	397,194
Thermo Fisher Scientific, Inc.	5,809	370,498
United Therapeutics Corp.(a)	11,411	609,576

		2,453,353

Industrials 18.13%
3M Co.	4,486	416,525
Accenture PLC - Class A	7,197	478,600
AGCO Corp.(a)	10,275	504,708
Amphenol Corp. - Class A	5,815	376,231
B/E Aerospace, Inc.(a)	9,779	483,083
Deere & Co.	7,373	637,175
Emerson Electric Co.	8,371	443,328
Fluor Corp.	9,110	535,121
Gardner Denver, Inc.	6,326	433,331
General Electric Co.	16,725	351,058
Kansas City Southern	5,842	487,690
LinkedIn Corp. - Class A(a)	5,664	650,340
Martin Marietta Materials, Inc.	5,520	520,426
PACCAR, Inc.	11,647	526,561
Pall Corp.	6,524	393,136
Precision Castparts Corp.	2,809	532,081
Rockwell Automation, Inc.	5,715	480,003
Trimble Navigation, Ltd.(a)	10,917	652,618

		8,902,015

Oil & Gas 23.00%
Anadarko Petroleum Corp.	5,557	412,941
Cameron International Corp.(a)	7,026	396,688
EOG Resources, Inc.	5,319	642,482
Halliburton Co.	18,602	645,303
Helmerich & Payne, Inc.	11,742	657,669
Hess Corp.	7,085	375,222
Marathon Oil Corp.	18,437	565,278
Marathon Petroleum Corp.	8,086	509,418
McDermott International, Inc.(a)	33,928	373,887
Murphy Oil Corp.	9,565	569,596
Nabors Industries, Ltd.(a)	45,499	657,460
Oceaneering International, Inc.	10,521	565,925
Oil States International, Inc.(a)	9,325	667,110
Patterson-UTI Energy, Inc.	31,960	595,415
Phillips 66	7,566	401,755
Pioneer Natural Resources Co.	5,969	636,236
Schlumberger, Ltd.	8,667	600,536

	Shares	Value
Oil & Gas (continued)
Tesoro Corp.	12,941	$570,051
Ultra Petroleum Corp.(a)	30,138	546,402
Valero Energy Corp.	14,775	504,123
The Williams Cos., Inc.	12,245	400,901

		11,294,398

Technology 8.68%
Akamai Technologies, Inc.(a)	14,202	581,004
Cognizant Technology Solutions Corp. - Class A(a)	8,088	598,916
Equinix, Inc.(a)	3,008	620,250
NCR Corp.(a)	15,485	394,558
QUALCOMM, Inc.	7,004	434,388
Rackspace Hosting, Inc.(a)	7,616	565,640
Symantec Corp.(a)	23,363	439,458
Western Digital Corp.	14,781	628,045

		4,262,259

Telecommunications 1.17%
Telephone & Data Systems, Inc.	25,948	574,489

TOTAL COMMON STOCKS (Cost $47,278,713)		48,838,547

EXCHANGE TRADED FUNDS 0.20%
SPDR® S&P 500® ETF Trust	675	96,201

TOTAL EXCHANGE TRADED FUNDS (Cost $94,513)		96,201

Total Investments - 99.65% (Cost $47,373,226)		48,934,748

Other Assets in Excess of Liabilities - 0.35%		171,713

NET ASSETS - 100.00%		$49,106,461

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

PLC - Public Limited Co.

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS

Transparent Value Large-Cap Defensive Fund

December 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS 99.86%
Consumer Goods 8.62%
Bunge, Ltd.	8,026	$583,410
Dr. Pepper Snapple Group, Inc.	11,563	510,853
The Estee Lauder Cos., Inc. - Class A	9,083	543,708
The Hershey Co.	7,384	533,273
Ingredion, Inc.	7,103	457,646
The J.M. Smucker Co.	6,959	600,144
Jarden Corp.	8,504	439,657
Kimberly-Clark Corp.	6,085	513,757
McCormick & Co., Inc - Non-voting Shares	7,028	446,489
The Procter & Gamble Co.	6,400	434,496

		5,063,433

Consumer Services 22.38%
Abercrombie & Fitch Co. - Class A	14,638	702,185
AMC Networks Inc - Class A(a)	14,196	702,702
AmerisourceBergen Corp.	17,043	735,917
CarMax, Inc.(a)	15,934	598,162
Comcast Corp. - Class A	17,727	662,635
Copart, Inc.(a)	15,730	464,035
Costco Wholesale Corp.	6,916	683,093
Dillard’s, Inc. - Class A	5,569	466,515
DIRECTV(a)	14,667	735,697
The Dun & Bradstreet Corp.	6,421	505,012
The Kroger Co.	23,456	610,325
Liberty Interactive Corp. - Class A(a)	35,637	701,336
McKesson Corp.	5,915	573,518
Nordstrom, Inc.	13,892	743,222
Panera Bread Co. - Class A(a)	4,262	676,933
PetSmart, Inc.	9,329	637,544
priceline.com, Inc.(a)	1,182	734,258
Scripps Networks Interactive, Inc. - Class A	13,866	803,119
Sysco Corp.	16,163	511,721
Time Warner Cable, Inc.	4,598	446,880
Time Warner, Inc.	9,456	452,281

		13,147,090

Financials 17.41%
American Tower Corp., REIT	6,974	538,881
Axis Capital Holdings, Ltd.	16,243	562,658
Berkshire Hathaway, Inc. - Class B(a)	5,570	499,629
Capital One Financial Corp.	7,541	436,850
Fidelity National Financial, Inc. - Class A	20,825	490,429
First Republic Bank	16,613	544,574
HCP, Inc., REIT	13,824	624,568
Health Care REIT, Inc.	13,874	850,337
IntercontinentalExchange, Inc.(a)	4,052	501,678
Kimco Realty Corp., REIT	23,933	462,386
M&T Bank Corp.	4,864	478,958

	Shares	Value
Financials (continued)
Marsh & McLennan Cos., Inc.	12,480	$430,186
New York Community Bancorp, Inc.	49,868	653,271
PartnerRe, Ltd.	5,354	430,943
Piedmont Office Realty Trust, Inc., REIT - Class A	29,616	534,569
Rayonier, Inc., REIT	11,472	594,594
Taubman Centers, Inc., REIT	6,738	530,415
The Travelers Cos., Inc.	8,413	604,222
Ventas, Inc., REIT	7,074	457,829

		10,226,977

Health Care 11.02%
Amgen, Inc.	6,730	580,933
Baxter International, Inc.	7,860	523,947
CareFusion Corp.(a)	15,238	435,502
The Cooper Cos., Inc.	5,382	497,727
Covance, Inc.(a)	8,557	494,338
Gilead Sciences, Inc.(a)	6,949	510,404
Henry Schein, Inc.(a)	8,784	706,761
IDEXX Laboratories, Inc.(a)	5,442	505,018
Illumina, Inc.(a)	8,313	462,120
Merck & Co., Inc.	15,306	626,628
Stryker Corp.	9,193	503,960
Watson Pharmaceuticals, Inc.(a)	7,303	628,058

		6,475,396

Industrials 20.04%
Alliance Data Systems Corp.(a)	4,561	660,250
Automatic Data Processing, Inc.	10,430	594,614
Ball Corp.	13,417	600,411
The Boeing Co.	8,165	615,315
Cintas Corp.	12,710	519,839
Fidelity National Information Services, Inc.	16,256	565,871
Flowserve Corp.	4,080	598,944
Genpact, Ltd.	45,309	702,290
Honeywell International, Inc.	10,713	679,954
Illinois Tool Works, Inc.	8,291	504,176
Ingersoll-Rand PLC	12,119	581,227
Lockheed Martin Corp.	8,178	754,748
Manpower, Inc.	13,092	555,625
MeadWestvaco Corp.	17,992	573,405
Quanta Services, Inc.(a)	26,315	718,136
Rockwell Collins, Inc.	9,630	560,177
Roper Industries, Inc.	5,648	629,639
Stericycle, Inc.(a)	7,031	655,781
Union Pacific Corp.	5,568	700,009

		11,770,411

Oil & Gas 3.33%
ConocoPhillips	10,508	609,359
Exxon Mobil Corp.	6,820	590,271
HollyFrontier Corp.	16,320	759,696

		1,959,326

Technology 10.29%
Adobe Systems, Inc.(a)	18,309	689,883
Cisco Systems, Inc.	22,423	440,612

	Shares	Value
Technology (continued)
Gartner, Inc.(a)	9,405	$432,818
Google, Inc. - Class A(a)	866	614,314
Intuit, Inc.	7,629	453,925
Riverbed Technology, Inc.(a)	33,055	651,845
Salesforce.com, Inc.(a)	4,572	768,553
Seagate Technology PLC	28,689	874,441
SolarWinds, Inc.(a)	8,610	451,595
Synopsys, Inc.(a)	20,920	666,093

		6,044,079

Telecommunications 6.00%
Crown Castle International Corp.(a)	8,834	637,461
MetroPCS Communications, Inc.(a)	76,657	761,971
SBA Communications Corp. - Class A(a)	11,241	798,336
Sprint Nextel Corp.(a)	118,996	674,707
Verizon Communications, Inc.	15,020	649,915

		3,522,390

Utilities 0.77%
American Electric Power Co., Inc.	10,651	454,585

TOTAL COMMON STOCKS (Cost $56,845,654)		58,663,687

EXCHANGE TRADED FUNDS 0.02%
SPDR® S&P 500® ETF Trust	72	10,261

TOTAL EXCHANGE TRADED FUNDS (Cost $10,060)		10,261

Total Investments - 99.88% (Cost $56,855,714)		58,673,948

Other Assets in Excess of Liabilities - 0.12%		69,660

NET ASSETS - 100.00%		$58,743,608

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

PLC - Public Limited Co.

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS

Transparent Value Large-Cap Market Fund

December 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS 100.11%
Basic Materials 1.64%
PPG Industries, Inc.	6,599	$893,175
WR Grace & Co.(a)	12,241	822,962

		1,716,137

Consumer Goods 9.35%
Bunge, Ltd.	14,012	1,018,532
The Estee Lauder Cos., Inc. - Class A	15,858	949,260
Ingredion, Inc.	12,400	798,932
Monsanto Co.	8,970	849,011
Polaris Industries, Inc.	16,428	1,382,416
The Procter & Gamble Co.	11,039	749,438
PVH Corp.	7,352	816,146
Smithfield Foods, Inc.(a)	48,599	1,048,280
Snap-on, Inc.	15,799	1,247,963
VF Corp.	5,991	904,461

		9,764,439

Consumer Services 22.10%
Amazon.com, Inc.(a)	4,746	1,191,910
American Eagle Outfitters, Inc.	39,277	805,571
CarMax, Inc.(a)	27,819	1,044,325
Carnival Corp.	20,681	760,440
Comcast Corp. - Class A	30,948	1,156,836
Costco Wholesale Corp.	12,074	1,192,549
Dillard’s, Inc. - Class A	9,722	814,412
Discovery Communications, Inc. - Class A(a)	13,410	851,267
The Dun & Bradstreet Corp.	11,211	881,745
eBay, Inc.(a)	21,571	1,100,552
Expedia, Inc.	18,075	1,110,709
Foot Locker, Inc.	35,286	1,133,386
The Kroger Co.	40,951	1,065,545
Liberty Interactive Corp. - Class A(a)	62,217	1,224,431
Lowe’s Cos., Inc.	23,123	821,329
Netflix, Inc.(a)	12,678	1,176,265
Nordstrom, Inc.	24,253	1,297,536
Omnicare, Inc.	21,729	784,417
Panera Bread Co. - Class A(a)	7,441	1,181,854
Sysco Corp.	28,218	893,382
Time Warner, Inc.	16,509	789,625
Ulta Salon Cosmetics & Fragrance, Inc.	8,318	817,327
Wynn Resorts, Ltd.	8,793	989,125

		23,084,538

Financials 5.94%
The Bank of New York Mellon Corp.	35,205	904,769
Capital One Financial Corp.	13,165	762,649
M&T Bank Corp.	8,492	836,207
Mastercard, Inc. - Class A	1,647	809,138
Moody’s Corp.	18,017	906,615

	Shares	Value
Financials (continued)
New York Community Bancorp, Inc.	87,062	$1,140,512
Northern Trust Corp.	16,702	837,772

		6,197,662

Health Care 12.27%
Amgen, Inc.	11,749	1,014,174
Baxter International, Inc.	13,722	914,708
Celgene Corp.(a)	17,219	1,355,480
The Cooper Cos., Inc.	9,396	868,942
Covance, Inc.(a)	14,939	863,026
Gilead Sciences, Inc.(a)	12,132	891,095
Hologic, Inc.(a)	52,438	1,050,333
IDEXX Laboratories, Inc.(a)	9,501	881,693
Illumina, Inc.(a)	14,513	806,778
Merck & Co., Inc.	26,722	1,093,999
Pharmacyclics, Inc.(a)	15,337	888,012
Thermo Fisher Scientific, Inc.	12,881	821,550
United Therapeutics Corp.(a)	25,512	1,362,851

		12,812,641

Industrials 20.66%
Accenture PLC - Class A	16,091	1,070,052
Amphenol Corp. - Class A	13,000	841,100
B/E Aerospace, Inc.(a)	21,863	1,080,032
Deere & Co.	16,484	1,424,547
Flowserve Corp.	7,123	1,045,656
General Electric Co.	37,084	778,393
Honeywell International, Inc.	18,704	1,187,143
Ingersoll-Rand PLC	21,158	1,014,738
Kansas City Southern	13,062	1,090,416
LinkedIn Corp. - Class A(a)	12,664	1,454,081
Lockheed Martin Corp.	14,277	1,317,624
MeadWestvaco Corp.	31,412	1,001,101
Precision Castparts Corp.	6,280	1,189,558
Quanta Services, Inc.(a)	45,942	1,253,757
Rockwell Automation, Inc.	12,777	1,073,140
Rockwell Collins, Inc.	16,813	978,012
Roper Industries, Inc.	9,861	1,099,304
Trimble Navigation, Ltd.(a)	24,408	1,459,110
Union Pacific Corp.	9,721	1,222,124

		21,579,888

Oil & Gas 12.24%
Cameron International Corp.(a)	15,708	886,874
ConocoPhillips	18,345	1,063,826
EOG Resources, Inc.	11,892	1,436,435
Exxon Mobil Corp.	11,906	1,030,464
HollyFrontier Corp.	28,491	1,326,256
Marathon Petroleum Corp.	18,078	1,138,914
Oceaneering International, Inc.	23,524	1,265,356
Schlumberger, Ltd.	19,378	1,342,702
Tesoro Corp.	28,933	1,274,499
Valero Energy Corp.	33,035	1,127,154
The Williams Cos., Inc.	27,293	893,573

		12,786,053

Technology 14.84%
Adobe Systems, Inc.(a)	31,965	1,204,441

	Shares	Value
Technology (continued)
Akamai Technologies, Inc.(a)	31,753	$1,299,015
Cisco Systems, Inc.	39,148	769,258
Cognizant Technology Solutions Corp. - Class A(a)	18,084	1,339,120
Equinix, Inc.(a)	6,725	1,386,695
Gartner, Inc.(a)	16,811	773,642
Google, Inc. - Class A(a)	1,512	1,072,568
NCR Corp.(a)	34,620	882,118
QUALCOMM, Inc.	15,660	971,233
Salesforce.com, Inc.(a)	7,982	1,341,774
Seagate Technology PLC	50,087	1,526,652
SolarWinds, Inc.(a)	15,031	788,376
Symantec Corp.(a)	52,234	982,522
Synopsys, Inc.(a)	36,523	1,162,892

		15,500,306

Telecommunications 1.07%
Crown Castle International Corp.(a)	15,423	1,112,924

TOTAL COMMON STOCKS (Cost $102,290,917)		104,554,588

Total Investments - 100.11% (Cost $102,290,917)		104,554,588

Liabilities in Excess of Other Assets - (0.11%)		(117,415)

NET ASSETS - 100.00%		$104,437,173

(a)	Non-Income Producing Security

Abbreviations:

Ltd. - Limited

PLC - Public Limited Co.

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS

Transparent Value Dividend Fund

December 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS 99.82%
Basic Materials 3.28%
Airgas, Inc.	1,575	$143,782
Nucor Corp.	6,738	290,947
Reliance Steel & Aluminum Co.	2,351	145,997
United States Steel Corp.	3,215	76,742

		657,468

Consumer Goods 6.07%
Gentex Corp.	11,942	224,748
Harman International Industries, Inc.	2,823	126,019
Herbalife, Ltd.	4,475	147,407
The J.M. Smucker Co.	2,059	177,568
NIKE, Inc. - Class B	2,714	140,042
Nu Skin Enterprises, Inc. - Class A	2,954	109,446
Polaris Industries, Inc.	1,709	143,812
Snap-on, Inc.	1,870	147,711

		1,216,753

Consumer Services 10.44%
Abercrombie & Fitch Co. - Class A	2,508	120,309
AmerisourceBergen Corp.	3,546	153,116
Comcast Corp. - Class A	3,638	135,988
Costco Wholesale Corp.	825	81,485
CVS Caremark Corp.	2,222	107,434
FactSet Research Systems, Inc.	1,094	96,338
Foot Locker, Inc.	4,773	153,309
GNC Holdings, Inc. - Class A	2,899	96,479
The Kroger Co.	6,523	169,728
Nordstrom, Inc.	2,957	158,200
PetSmart, Inc.	1,045	71,415
Ross Stores, Inc.	1,423	77,055
Six Flags Entertainment Corp.	7,359	450,371
Tractor Supply Co.	811	71,660
Yum! Brands, Inc.	2,270	150,728

		2,093,615

Financials 33.02%
Apartment Investment & Management Co., REIT - Class A	9,533	257,963
Assurant, Inc.	5,420	188,074
AvalonBay Communities, Inc., REIT	1,637	221,961
BioMed Realty Trust, Inc., REIT	17,706	342,257
Digital Realty Trust, Inc., REIT	5,077	344,678
Discover Financial Services	1,843	71,048
Equity Lifestyle Properties, Inc., REIT	3,104	208,868
Equity Residential, REIT	3,403	192,848
Essex Property Trust, Inc., REIT	1,649	241,826
First Niagara Financial Group, Inc.	41,488	329,000
Health Care REIT, Inc.	6,466	396,301

	Shares	Value
Financials (continued)
Home Properties, Inc., REIT	5,659	$346,953
Hospitality Properties Trust, REIT	26,021	609,412
Kilroy Realty Corp., REIT	5,027	238,129
National Retail Properties, Inc., REIT	12,733	397,270
New York Community Bancorp, Inc.	44,773	586,526
Omega Healthcare Investors, Inc., REIT	25,165	600,185
Reinsurance Group of America, Inc.	2,756	147,501
Simon Property Group, Inc., REIT	1,434	226,701
SL Green Realty Corp., REIT	1,765	135,287
US Bancorp	5,914	188,893
Vornado Realty Trust, REIT	3,568	285,725
WR Berkley Corp.	1,639	61,856

		6,619,262

Health Care 3.67%
Humana, Inc.	1,834	125,868
Merck & Co., Inc.	6,698	274,216
St. Jude Medical, Inc.	5,930	214,310
UnitedHealth Group, Inc.	2,225	120,684

		735,078

Industrials 19.19%
Carlisle Cos., Inc.	1,873	110,057
Caterpillar, Inc.	2,137	191,432
CH Robinson Worldwide, Inc.	2,693	170,251
Cummins, Inc.	1,494	161,875
Deere & Co.	1,983	171,371
Fastenal Co.	3,562	166,310
Fluor Corp.	1,626	95,511
Honeywell International, Inc.	3,363	213,450
JB Hunt Transport Services, Inc.	1,291	77,086
Joy Global, Inc.	1,583	100,964
Lockheed Martin Corp.	4,246	391,863
Martin Marietta Materials, Inc.	1,463	137,932
MSC Industrial Direct Co. - Class A	1,816	136,890
National Instruments Corp.	7,164	184,903
PACCAR, Inc.	3,216	145,395
Packaging Corp. of America	5,821	223,934
Parker Hannifin Corp.	1,882	160,083
Robert Half International, Inc.	5,514	175,455
Trinity Industries, Inc.	3,118	111,687
Union Pacific Corp.	1,398	175,757
United Parcel Service, Inc. - Class B	3,271	241,171
Waste Connections, Inc.	2,863	96,741
Woodward, Inc.	1,858	70,845
WW Grainger, Inc.	670	135,588

		3,846,551

Oil & Gas 8.15%
Baker Hughes, Inc.	2,554	104,305
Exxon Mobil Corp.	2,254	195,084
Halliburton Co.	2,491	86,413
Helmerich & Payne, Inc.	1,614	90,400
HollyFrontier Corp.	2,992	139,277
Marathon Oil Corp.	5,610	172,003
Marathon Petroleum Corp.	2,920	183,960
Murphy Oil Corp.	2,892	172,219

	Shares	Value
Oil & Gas (continued)
Oceaneering International, Inc.	2,013	$108,279
Patterson-UTI Energy, Inc.	4,999	93,131
Schlumberger, Ltd.	1,623	112,458
Valero Energy Corp.	5,166	176,264

		1,633,793

Technology 9.64%
CA, Inc.	15,945	350,471
Diebold, Inc.	9,701	296,948
Hewlett-Packard Co.	21,519	306,646
IAC/InterActiveCorp	3,457	163,516
SAIC, Inc.	27,773	314,390
Seagate Technology PLC	16,427	500,695

		1,932,666

Telecommunications 4.48%
AT&T, Inc.	11,684	393,868
Telephone & Data Systems, Inc.	7,403	163,902
Verizon Communications, Inc.	7,865	340,319

		898,089

Utilities 1.88%
Hawaiian Electric Industries, Inc.	15,017	377,527

TOTAL COMMON STOCKS (Cost $19,613,445)		20,010,802

Total Investments - 99.82% (Cost $19,613,445)		20,010,802

Other Assets in Excess of Liabilities - 0.18%		35,962

NET ASSETS - 100.00%		$20,046,764

Abbreviations:

Ltd. - Limited

PLC - Public Limited Co.

REIT - Real Estate investment Trust

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS

Transparent Value Large-Cap Core Fund

December 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS 100.32%
Basic Materials 3.02%
CF Industries Holdings, Inc.	821	$166,794
Reliance Steel & Aluminum Co.	2,846	176,737
United States Steel Corp.	8,119	193,801

		537,332

Consumer Goods 8.53%
Green Mountain Coffee Roasters, Inc.(a)	4,797	198,404
Harman International Industries, Inc.	3,956	176,596
Herbalife, Ltd.	4,185	137,854
Hormel Foods Corp.	4,821	150,463
The J.M. Smucker Co.	1,882	162,304
Lear Corp.	3,555	166,516
Monster Beverage Corp.(a)	3,207	169,586
Snap-on, Inc.	2,422	191,314
TRW Automotive Holdings Corp.(a)	3,027	162,277

		1,515,314

Consumer Services 17.39%
Abercrombie & Fitch Co. - Class A	3,918	187,946
AmerisourceBergen Corp.	4,094	176,779
Bed Bath & Beyond, Inc.(a)	2,736	152,970
Comcast Corp. - Class A	4,298	160,659
Dollar Tree, Inc.(a)	4,379	177,612
Expedia, Inc.	2,799	171,999
Foot Locker, Inc.	5,410	173,769
Liberty Interactive Corp. - Class A(a)	9,538	187,708
Macy’s, Inc.	3,910	152,568
Nordstrom, Inc.	3,371	180,348
Omnicom Group, Inc.	3,129	156,325
PetSmart, Inc.	2,264	154,722
priceline.com, Inc.(a)	284	176,421
Ross Stores, Inc.	2,949	159,688
Scripps Networks Interactive, Inc. - Class A	3,331	192,932
Starwood Hotels & Resorts Worldwide, Inc.	3,411	195,655
Tractor Supply Co.	2,013	177,869
Yum! Brands, Inc.	2,319	153,982

		3,089,952

Financials 17.31%
American Express Co.	2,801	161,001
Assurant, Inc.	5,123	177,768
Camden Property Trust, REIT	2,513	171,412
Discover Financial Services	3,944	152,041
Equity Residential, REIT	3,956	224,187
Hartford Financial Services Group, Inc.	7,604	170,634
HCP, Inc., REIT	3,738	168,883
Health Care REIT, Inc.	3,713	227,570

	Shares	Value
Financials (continued)
MSCI, Inc.(a)	5,465	$169,360
New York Community Bancorp, Inc.	13,347	174,846
Prudential Financial, Inc.	3,363	179,349
Reinsurance Group of America, Inc.	3,758	201,128
Simon Property Group, Inc., REIT	1,129	178,484
The Travelers Cos., Inc.	2,275	163,390
US Bancorp	5,979	190,969
Vornado Realty Trust, REIT	2,426	194,274
WR Berkley Corp.	4,522	170,660

		3,075,956

Health Care 5.96%
Celgene Corp.(a)	2,369	186,488
Humana, Inc.	2,833	194,429
Merck & Co., Inc.	4,139	169,451
St. Jude Medical, Inc.	4,492	162,341
United Therapeutics Corp.(a)	3,510	187,504
Vertex Pharmaceuticals, Inc.(a)	3,773	158,239

		1,058,452

Industrials 14.02%
Alliance Data Systems Corp.(a)	1,107	160,249
Caterpillar, Inc.	1,990	178,264
Ingersoll-Rand PLC	3,277	157,165
Jabil Circuit, Inc.	8,475	163,483
JB Hunt Transport Services, Inc.	3,207	191,490
Lockheed Martin Corp.	2,189	202,023
MSC Industrial Direct Co. - Class A	2,751	207,370
Norfolk Southern Corp.	2,599	160,722
PACCAR, Inc.	3,620	163,660
Parker Hannifin Corp.	2,045	173,948
Robert Half International, Inc.	5,947	189,234
TransDigm Group, Inc.	1,434	195,540
Union Pacific Corp.	1,351	169,848
Verisk Analytics, Inc. - Class A(a)	3,501	178,551

		2,491,547

Oil & Gas 18.76%
Baker Hughes, Inc.	4,311	176,061
ConocoPhillips	2,841	164,750
Denbury Resources, Inc.(a)	11,049	178,994
Exxon Mobil Corp.	1,844	159,598
Halliburton Co.	5,722	198,496
Helmerich & Payne, Inc.	3,612	202,308
HollyFrontier Corp.	3,920	182,476
Marathon Oil Corp.	6,320	193,771
Nabors Industries, Ltd.(a)	13,996	202,242
National Oilwell Varco, Inc.	2,470	168,824
Oil States International, Inc.(a)	2,868	205,177
Patterson-UTI Energy, Inc.	10,955	204,092
Pioneer Natural Resources Co.	1,836	195,699
SandRidge Energy, Inc.(a)	27,015	171,545
Superior Energy Services, Inc.(a)	9,137	189,319
Tesoro Corp.	3,981	175,363
Valero Energy Corp.	5,116	174,558
Whiting Petroleum Corp.(a)	4,416	191,522

		3,334,795

	Shares	Value
Technology 9.55%
Apple, Inc.	343	$182,829
CA, Inc.	7,872	173,027
Cognizant Technology Solutions Corp. - Class A(a)	2,488	184,237
Intel Corp.	7,848	161,904
KLA-Tencor Corp.	3,482	166,300
LSI Corp.(a)	28,730	203,408
SAIC, Inc.	17,450	197,534
Seagate Technology PLC	7,679	234,056
Western Digital Corp.	4,547	193,202

		1,696,497

Telecommunications 4.93%
AT&T, Inc.	5,337	179,910
MetroPCS Communications, Inc.(a)	18,413	183,025
Telephone & Data Systems, Inc.	8,894	196,913
Verizon Communications, Inc.	4,020	173,946
Windstream Corp.	17,253	142,855

		876,649

Utilities 0.85%
Westar Energy, Inc.	5,294	151,514

TOTAL COMMON STOCKS (Cost $17,511,375)		17,828,008

Total Investments - 100.32% (Cost $17,511,375)		17,828,008

Liabilities in Excess of Other Assets - (0.32%)		(56,973)

NET ASSETS - 100.00%		$17,771,035

(a)	Non-Income Producing Security

Abbreviations:

Ltd. - Limited

PLC - Public Limited Co.

REIT - Real Estate investment Trust

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS

Transparent Value Large-Cap Growth Fund

December 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS 98.36%
Basic Materials 3.08%
CF Industries Holdings, Inc.	236	$47,946
Nucor Corp.	1,064	45,943
Reliance Steel & Aluminum Co.	827	51,357

		145,246

Consumer Goods 9.17%
BorgWarner, Inc.(a)	586	41,969
Bunge, Ltd.	560	40,707
Coach, Inc.	706	39,190
The Estee Lauder Cos., Inc. - Class A	634	37,951
Fossil, Inc.(a)	493	45,898
Green Mountain Coffee Roasters, Inc.(a)	1,394	57,656
Herbalife, Ltd.	1,204	39,660
Johnson Controls, Inc.	1,449	44,484
Monster Beverage Corp.(a)	933	49,337
VF Corp.	240	36,233

		433,085

Consumer Services 20.38%
AmerisourceBergen Corp.	1,190	51,384
Bed Bath & Beyond, Inc.(a)	787	44,001
CarMax, Inc.(a)	1,112	41,745
Comcast Corp. - Class A	1,236	46,202
Delta Air Lines, Inc.(a)	3,747	44,477
Dollar Tree, Inc.(a)	1,260	51,106
eBay, Inc.(a)	862	43,979
McKesson Corp.	413	40,044
MGM Resorts International(a)	3,782	44,022
Nordstrom, Inc.	970	51,895
O’Reilly Automotive, Inc.(a)	396	35,410
PetSmart, Inc.	651	44,489
priceline.com, Inc.(a)	83	51,560
Ross Stores, Inc.	848	45,919
Scripps Networks Interactive, Inc. - Class A	968	56,067
Southwest Airlines Co.	4,225	43,264
Starwood Hotels & Resorts Worldwide, Inc.	991	56,844
Tiffany & Co.	592	33,945
Tractor Supply Co.	585	51,691
Wynn Resorts, Ltd.	352	39,596
Yum! Brands, Inc.	667	44,289

		961,929

Financials 6.27%
Axis Capital Holdings, Ltd.	1,134	39,282
Berkshire Hathaway, Inc. - Class B(a)	389	34,894
CBRE Group, Inc. - Class A(a)	2,128	42,347
Discover Financial Services	1,135	43,754
IntercontinentalExchange, Inc.(a)	283	35,038

	Shares	Value
Financials (continued)
MSCI, Inc.(a)	1,572	$48,716
Simon Property Group, Inc., REIT	328	51,854

		295,885

Health Care 7.63%
Celgene Corp.(a)	688	54,159
Hologic, Inc.(a)	2,098	42,023
Pharmacyclics, Inc.(a)	613	35,493
St. Jude Medical, Inc.	1,292	46,693
United Therapeutics Corp.(a)	1,020	54,488
UnitedHealth Group, Inc.	822	44,585
Vertex Pharmaceuticals, Inc.(a)	1,085	45,505
Waters Corp.(a)	429	37,375

		360,321

Industrials 23.29%
Accenture PLC - Class A	643	42,759
AGCO Corp.(a)	919	45,141
Agilent Technologies, Inc.	1,078	44,133
Alliance Data Systems Corp.(a)	318	46,034
B/E Aerospace, Inc.(a)	874	43,176
The Boeing Co.	570	42,955
Caterpillar, Inc.	578	51,777
CSX Corp.	1,852	36,540
Cummins, Inc.	419	45,399
Donaldson Co., Inc.	1,233	40,492
FedEx Corp.	499	45,768
Fidelity National Information Services, Inc.	1,135	39,509
Gardner Denver, Inc.	566	38,771
Illinois Tool Works, Inc.	579	35,209
JB Hunt Transport Services, Inc.	931	55,590
Kansas City Southern	522	43,576
Lincoln Electric Holdings, Inc.	769	37,435
MSC Industrial Direct Co. - Class A	799	60,229
PACCAR, Inc.	1,041	47,064
Robert Half International, Inc.	1,728	54,985
TransDigm Group, Inc.	417	56,862
Union Pacific Corp.	389	48,905
United Parcel Service, Inc. - Class B	616	45,418
Verisk Analytics, Inc. - Class A(a)	1,018	51,918

		1,099,645

Oil & Gas 17.87%
Baker Hughes, Inc.	1,253	51,173
Denbury Resources, Inc.(a)	3,211	52,018
Halliburton Co.	1,663	57,689
Helmerich & Payne, Inc.	1,050	58,810
HollyFrontier Corp.	1,139	53,020
Nabors Industries, Ltd.(a)	4,067	58,768
National Oilwell Varco, Inc.	711	48,597
Newfield Exploration Co.(a)	1,747	46,785
Occidental Petroleum Corp.	528	40,450
Oil States International, Inc.(a)	834	59,664
Pioneer Natural Resources Co.	534	56,919
SandRidge Energy, Inc.(a)	7,771	49,346
SM Energy Co.	934	48,764
Superior Energy Services, Inc.(a)	2,655	55,012

	Shares	Value
Oil & Gas (continued)
Tesoro Corp.	1,157	$50,966
Whiting Petroleum Corp.(a)	1,283	55,644

		843,625

Technology 9.54%
Apple, Inc.	99	52,770
Autodesk, Inc.(a)	1,268	44,824
Cognizant Technology Solutions Corp. - Class A(a)	723	53,538
Dell, Inc.	3,474	35,192
EMC Corp.(a)	1,665	42,125
F5 Networks, Inc.(a)	463	44,980
Google, Inc. - Class A(a)	60	42,562
QUALCOMM, Inc.	626	38,825
Symantec Corp.(a)	2,089	39,294
Western Digital Corp.	1,321	56,129

		450,239

Telecommunications 1.13%
MetroPCS Communications, Inc.(a)	5,351	53,189

TOTAL COMMON STOCKS (Cost $4,546,287)		4,643,164

EXCHANGE TRADED FUNDS 0.89%
iShares® S&P 500® Growth Index Fund	554	41,960

TOTAL EXCHANGE TRADED FUNDS (Cost $41,414)		41,960

Total Investments - 99.25% (Cost $4,587,701)		4,685,124

Other Assets in Excess of Liabilities - 0.75%		35,246

NET ASSETS - 100.00%		$4,720,370

(a)	Non-Income Producing Security

Abbreviations:

Ltd. - Limited

REIT - Real Estate investment Trust

S&P - Standard & Poor’s

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS

Transparent Value Large-Cap Value Fund

December 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS 99.05%
Basic Materials 3.92%
The Dow Chemical Co.	920	$29,734
Eastman Chemical Co.	378	25,723
Huntsman Corp.	1,704	27,094
United States Steel Corp.	1,615	38,550

		121,101

Consumer Goods 12.88%
Archer-Daniels-Midland Co.	907	24,843
ConAgra Foods, Inc.	746	22,007
Ford Motor Co.	2,239	28,995
Genuine Parts Co.	450	28,611
Harman International Industries, Inc.	779	34,775
Hormel Foods Corp.	950	29,649
The J.M. Smucker Co.	371	31,995
Lear Corp.	700	32,788
Leggett & Platt, Inc.	854	23,246
Newell Rubbermaid, Inc.	1,038	23,116
The Procter & Gamble Co.	341	23,150
Snap-on, Inc.	482	38,073
TRW Automotive Holdings Corp.(a)	596	31,952
Tyson Foods, Inc. - Class A	1,248	24,211

		397,411

Consumer Services 11.53%
Abercrombie & Fitch Co. - Class A	780	37,417
American Eagle Outfitters, Inc.	1,170	23,997
Dillard’s, Inc. - Class A	297	24,880
Expedia, Inc.	551	33,859
Foot Locker, Inc.	1,076	34,561
The Interpublic Group of Cos., Inc.	2,283	25,159
Liberty Interactive Corp. - Class A(a)	1,898	37,353
Macy’s, Inc.	770	30,045
Omnicom Group, Inc.	616	30,775
Royal Caribbean Cruises, Ltd.	769	26,146
Safeway, Inc.	1,524	27,569
Time Warner, Inc.	504	24,106

		355,867

Financials 30.25%
American Express Co.	552	31,729
American Financial Group, Inc.	558	22,052
Arthur J Gallagher & Co.	748	25,918
Assurant, Inc.	1,019	35,359
The Bank of New York Mellon Corp.	1,074	27,602
Camden Property Trust, REIT	500	34,105
Capital One Financial Corp.	402	23,288
Commerce Bancshares, Inc.	704	24,682
Equity Residential, REIT	787	44,599
Fidelity National Financial, Inc. - Class A	1,109	26,117
First Republic Bank	885	29,010
Hartford Financial Services Group, Inc.	1,498	33,615

	Shares	Value
Financials (continued)
HCP, Inc., REIT	736	$33,252
Health Care REIT, Inc.	739	45,293
Huntington Bancshares, Inc.	4,686	29,944
Kimco Realty Corp., REIT	1,275	24,633
M&T Bank Corp.	259	25,504
New York Community Bancorp, Inc.	2,656	34,794
Northern Trust Corp.	509	25,531
Piedmont Office Realty Trust, Inc., REIT - Class A	1,577	28,465
PNC Financial Services Group, Inc.	511	29,796
Principal Financial Group, Inc.	1,026	29,262
Prudential Financial, Inc.	669	35,678
Reinsurance Group of America, Inc.	748	40,033
The Travelers Cos., Inc.	448	32,175
UDR, Inc., REIT	1,175	27,942
Unum Group	1,108	23,069
US Bancorp	1,190	38,009
Vornado Realty Trust, REIT	483	38,679
WR Berkley Corp.	891	33,626

		933,761

Health Care 4.05%
Abbott Laboratories	416	27,248
Humana, Inc.	564	38,708
Merck & Co., Inc.	815	33,366
WellPoint, Inc.	423	25,769

		125,091

Industrials 12.98%
Cintas Corp.	677	27,689
Eaton Corp. PLC	441	23,902
General Electric Co.	1,131	23,740
Ingersoll-Rand PLC	645	30,934
Jabil Circuit, Inc.	1,669	32,195
Lockheed Martin Corp.	436	40,239
Manpower, Inc.	697	29,581
Norfolk Southern Corp.	512	31,662
Owens-Illinois, Inc.(a)	1,107	23,546
Parker Hannifin Corp.	403	34,279
Sonoco Products Co.	806	23,962
Timken Co.	563	26,928
Tyco International, Ltd.	865	25,301
Waste Management, Inc.	785	26,486

		400,444

Oil & Gas 7.45%
Apache Corp.	347	27,239
ConocoPhillips	560	32,474
Exxon Mobil Corp.	363	31,418
Marathon Oil Corp.	1,257	38,540
McDermott International, Inc.(a)	2,295	25,291
Patterson-UTI Energy, Inc.	2,180	40,613
Valero Energy Corp.	1,008	34,393

		229,968

Technology 9.79%
CA, Inc.	1,566	34,421
Garmin, Ltd.	622	25,390

	Shares	Value
Technology (continued)
Intel Corp.	1,546	$31,894
KLA-Tencor Corp.	686	32,763
LSI Corp.(a)	5,716	40,469
Microchip Technology, Inc.	902	29,396
SAIC, Inc.	3,472	39,303
Seagate Technology PLC	1,528	46,574
Xerox Corp.	3,197	21,804

		302,014

Telecommunications 4.45%
AT&T, Inc.	1,052	35,463
Telephone & Data Systems, Inc.	1,770	39,188
Verizon Communications, Inc.	800	34,616
Windstream Corp.	3,398	28,135

		137,402

Utilities 1.75%
American Electric Power Co., Inc.	567	24,199
Westar Energy, Inc.	1,043	29,851

		54,050

TOTAL COMMON STOCKS (Cost $2,927,220)		3,057,109

Total Investments - 99.05% (Cost $2,927,220)		3,057,109

Other Assets in Excess of Liabilities - 0.95%		29,219

NET ASSETS - 100.00%		$3,086,328

(a)	Non-Income Producing Security

Abbreviations:

Ltd. - Limited

PLC - Public Limited Co.

REIT - Real Estate investment Trust

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS

Transparent Value Directional Allocation Fund

December 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS 96.44%
Basic Materials 3.69%
CF Industries Holdings, Inc.	4,025	$817,719
Nucor Corp.	18,130	782,853
Reliance Steel & Aluminum Co.	14,100	875,610
United States Steel Corp.	36,094	861,564

		3,337,746

Consumer Goods 9.71%
Fossil, Inc.(a)	8,404	782,412
Green Mountain Coffee Roasters, Inc.(a)	23,771	983,168
Michael Kors Holdings, Ltd.(a)	19,665	1,003,505
Polaris Industries, Inc.	22,999	1,935,366
Smithfield Foods, Inc.(a)	68,038	1,467,580
Snap-on, Inc.	22,118	1,747,101
Under Armour, Inc. - Class A(a)	17,721	860,000

		8,779,132

Consumer Services 14.50%
Amazon.com, Inc.(a)	6,644	1,668,574
Comcast Corp. - Class A	22,216	830,434
Costco Wholesale Corp.	8,671	856,435
eBay, Inc.(a)	30,199	1,540,753
Expedia, Inc.	25,301	1,554,747
Foot Locker, Inc.	49,401	1,586,760
The Kroger Co.	29,420	765,508
Liberty Interactive Corp. - Class A(a)	44,698	879,657
Netflix, Inc.(a)	17,731	1,645,082
Nordstrom, Inc.	17,424	932,184
Panera Bread Co. - Class A(a)	5,345	848,946

		13,109,080

Financials 2.61%
Discover Financial Services	19,341	745,596
New York Community Bancorp, Inc.	62,547	819,366
Prudential Financial, Inc.	14,953	797,443

		2,362,405

Health Care 5.89%
Amgen, Inc.	8,440	728,541
Celgene Corp.(a)	24,095	1,896,758
Merck & Co., Inc.	19,197	785,925
United Therapeutics Corp.(a)	35,717	1,908,002

		5,319,226

Industrials 21.14%
Accenture PLC - Class A	22,527	1,498,046
AGCO Corp.(a)	15,658	769,121
B/E Aerospace, Inc.(a)	15,707	775,926
Deere & Co.	23,077	1,994,314
Fluor Corp.	13,882	815,429
Honeywell International, Inc.	13,437	852,846

	Shares	Value
Industrials (continued)
Kansas City Southern	9,384	$783,376
LinkedIn Corp. - Class A(a)	17,729	2,035,644
Lockheed Martin Corp.	10,257	946,619
Martin Marietta Materials, Inc.	8,412	793,083
PACCAR, Inc.	17,752	802,568
Precision Castparts Corp.	8,792	1,665,381
Quanta Services, Inc.(a)	33,006	900,734
Rockwell Automation, Inc.	9,179	770,944
Roper Industries, Inc.	7,084	789,724
Trimble Navigation, Ltd.(a)	34,171	2,042,742
Union Pacific Corp.	6,984	878,028

		19,114,525

Oil & Gas 23.80%
ConocoPhillips	13,180	764,308
EOG Resources, Inc.	16,648	2,010,912
Exxon Mobil Corp.	8,553	740,262
Halliburton Co.	28,348	983,392
Helmerich & Payne, Inc.	17,893	1,002,187
HollyFrontier Corp.	20,469	952,832
Marathon Oil Corp.	28,096	861,423
Marathon Petroleum Corp.	25,309	1,594,467
Murphy Oil Corp.	14,576	868,001
Nabors Industries, Ltd.(a)	69,334	1,001,876
Oceaneering International, Inc.	32,933	1,771,466
Oil States International, Inc.(a)	14,209	1,016,512
Patterson-UTI Energy, Inc.	48,703	907,337
Pioneer Natural Resources Co.	9,095	969,436
Schlumberger, Ltd.	27,129	1,879,769
Tesoro Corp.	40,507	1,784,333
Ultra Petroleum Corp.(a)	45,927	832,657
Valero Energy Corp.	46,249	1,578,016

		21,519,186

Technology 13.25%
Adobe Systems, Inc.(a)	22,946	864,605
Akamai Technologies, Inc.(a)	44,465	1,819,063
Cognizant Technology Solutions Corp. - Class A(a)	25,314	1,874,502
Equinix, Inc.(a)	9,406	1,939,517
Google, Inc. - Class A(a)	1,086	770,376
Rackspace Hosting, Inc.(a)	11,606	861,978
Salesforce.com, Inc.(a)	5,735	964,053
Seagate Technology PLC	35,983	1,096,762
Synopsys, Inc.(a)	26,239	835,450
Western Digital Corp.	22,510	956,450

		11,982,756

Telecommunications 1.85%
Crown Castle International Corp.(a)	11,080	799,533
Telephone & Data Systems, Inc.	39,541	875,438

		1,674,971

TOTAL COMMON STOCKS (Cost $86,784,022)		87,199,027

	Shares	Value
EXCHANGE TRADED FUNDS 2.81%
SPDR® S&P 500® ETF Trust	17,810	$2,538,281

TOTAL EXCHANGE TRADED FUNDS (Cost $2,522,369)		2,538,281

Total Investments - 99.25% (Cost $89,306,391)		89,737,308

Other Assets in Excess of Liabilities - 0.75%		681,933

NET ASSETS - 100.00%		$90,419,241

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

PLC - Public Limited Co.

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

TRANSPARENT VALUE TRUST

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

December 31, 2012 (Unaudited)

1. ORGANIZATION

Transparent Value Trust (the “Trust”) was organized as a Delaware statutory trust on June 8, 2009. The Transparent Value Large-Cap Aggressive Fund, the Transparent Value Large-Cap Defensive Fund, the Transparent Value Large-Cap Market Fund, the Transparent Value Dividend Fund, the Transparent Value Large-Cap Core Fund, the Transparent Value Large-Cap Growth Fund, the Transparent Value Large-Cap Value Fund, and the Transparent Value Directional Allocation Fund (each, a “Fund”, and collectively, the “Funds”) were organized as non-diversified series under the Trust.

The Transparent Value Large-Cap Aggressive Fund, the Transparent Value Large-Cap Defensive Fund and the Transparent Value Large-Cap Market Fund commenced operations on April 27, 2010 and the only transaction prior to the commencement of operations was the initial sale of 10,000 shares for $100,000 to GPAM Holdings, LLC. The Transparent Value Dividend Fund, the Transparent Value Large-Cap Core Fund, the Transparent Value Large-Cap Growth Fund, and the Transparent Value Large-Cap Value Fund commenced operations on February 10, 2011. The Transparent Value Directional Allocation Fund commenced operations on June 18, 2012.

The Trust is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and commonly known as a “mutual fund.” The affairs of the Trust are supervised by a Board of Trustees (the “Board”). The Board has delegated the day-to-day operations of the Funds to the investment adviser, which operates the Funds under the Board’s general supervision. The investment adviser to the Funds is Guggenheim Partners Investment Management, LLC (the “Adviser”), and the sub-adviser is Transparent Value Advisors, LLC (the “Sub-Adviser”). Prior to the close of business on June 30, 2012, the advisor was Guggenheim Investment Management, LLC (“GIM”). On July 1, 2012, GIM and its affiliate, Guggenheim Partners Asset Management, LLC, merged to form the Adviser. The Adviser’s principal place of business is located at 100 Wilshire Boulevard, 5th Floor, Santa Monica, CA 90401. The Adviser is an indirect subsidiary of Guggenheim Partners, LLC, a diversified financial services firm that is an indirect subsidiary of Guggenheim Capital, LLC. The Sub-Adviser, a Delaware limited liability company formed in 2006, selected and developed the Funds’ investment strategies and analyzes each Fund’s performance and adherence to such strategies. The Sub-Adviser is a wholly-owned subsidiary of Transparent Value, LLC, which, in turn, is a wholly-owned subsidiary of Guggenheim Transparent Value, LLC. Guggenheim Transparent Value, LLC is a majority-owned, indirect subsidiary of Guggenheim Partners, LLC. The Funds’ investment objectives are to provide investment results that, before fees and expenses, correspond to the total return performance of the Transparent Value Large-Cap Aggressive IndexSM (the “Aggressive Index” or “Index”), the Transparent Value Large-Cap Defensive IndexSM (the “Defensive Index” or “Index”), the Transparent Value Large-Cap Market IndexSM (the “Market Index” or “Index”), the Transparent Value Dividend IndexSM (the “Dividend Index” or “Index”), the Transparent Value Large-Cap Core IndexSM (the “Core Index” or “Index”), the Transparent Value Large-Cap Growth IndexSM (the “Growth Index” or “Index”), the Transparent Value Large-Cap Value IndexSM (the “Value Index” or “Index”), and the Transparent Value Directional Allocation IndexSM (the “Directional Allocation Index” or “Index”), respectively.

The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest (“shares”) and different classes of shares of each series. Each Fund offers Class A Shares, Class C Shares, Class F-1 Shares and Class I Shares. Class A Shares issued by the Funds are subject to a maximum sales charge of 5.75% of the offering price. Class C Shares issued by the Funds are subject to a maximum deferred sales charge of 1.00% of the net asset value.

Prior to January 28th, 2013, the Funds were known as stated in the table below:

Old Name		New Name

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund	To	Transparent Value Large-Cap Aggressive Fund

Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund	To	Transparent Value Large-Cap Defensive Fund

Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund	To	Transparent Value Large-Cap Market Fund

Transparent Value Dow Jones RBP® U.S. Dividend Index Fund	To	Transparent Value Dividend Fund

Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund	To	Transparent Value Large-Cap Core Fund

Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund	To	Transparent Value Large-Cap Growth Fund

Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund	To	Transparent Value Large-Cap Value Fund

Transparent Value Dow Jones RBP® Directional Allocation Index Fund	To	Transparent Value Directional Allocation Fund

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A) Net Asset Value: The net asset values (“NAV”) of the Fund share classes (Class A, Class C, Class F-1 and Class I) are computed based upon the value of the securities and other assets and liabilities held by the Fund. The NAV is determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for trading.

B) Investment Valuation: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time, if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on

NASDAQ, the NASDAQ Official Closing Price will be used. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not readily available or determined to not represent the fair value of the security as of the Funds’ pricing time, the security will be valued at fair value as determined by a valuation committee pursuant to the valuation policies approved by the Board. At December 31, 2012, none of the Funds’ assets were fair pursuant to the Board approved fair valuation policies.

C) Securities Transactions and Investment Income: Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Net realized gains and losses from securities transactions are determined on the basis of identified cost for both financial reporting and income tax purposes.

D) Use of Estimates: The Schedules of Investments were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates are appropriate; however, actual results may differ from those estimates.

3. FAIR VALUE MEASUREMENTS

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the fair value of the Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at measurement date;

Level 2—Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted process that are observable (either directly or indirectly) for substantially the full term if the asset or liability; and

Level 3—Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques used by the Funds to measure fair value during the period ended December 31, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of December 31, 2012 in valuing the Funds’ investments carried at value:

Transparent Value Large-Cap Aggressive Fund:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$48,838,547	$–	$–	$48,838,547
Exchange Traded Funds	96,201	–	–	96,201
TOTAL	$48,934,748	$–	$–	$48,934,748

Transparent Value Large-Cap Defensive Fund:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$58,663,687	$–	$–	$58,663,687
Exchange Traded Funds	10,261	–	–	10,261
TOTAL	$58,673,948	$–	$–	$58,673,948

Transparent Value Large-Cap Market Fund:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$104,554,588	$–	$–	$104,554,588
TOTAL	$104,554,588	$–	$–	$104,554,588

Transparent Value Dividend Fund:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$20,010,802	$–	$–	$20,010,802
TOTAL	$20,010,802	$–	$–	$20,010,802

Transparent Value Large-Cap Core Fund:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$17,828,008	$–	$–	$17,828,008
TOTAL	$17,828,008	$–	$–	$17,828,008

Transparent Value Large-Cap Growth Fund:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$4,643,164	$–	$–	$4,643,164
Exchange Traded Funds	41,960	–	–	41,960
TOTAL	$4,685,124	$–	$–	$4,685,124

Transparent Value Large-Cap Value Fund:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$3,057,109	$–	$–	$3,057,109
TOTAL	$3,057,109	$–	$–	$3,057,109

Transparent Value Directional Allocation Fund:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$87,199,027	$–	$–	$87,199,027
Exchange Traded Funds	2,538,281	–	–	2,538,281
TOTAL	$89,737,308	$–	$–	$89,737,308

For the period ended December 31, 2012, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

4. Income Tax: The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders.

Net unrealized appreciation (depreciation) of investments based on federal tax costs as of December 31, 2012 were as follows:

Transparent Value Large-Cap Aggressive Fund:

Gross appreciation (excess of value over tax cost)	$1,996,255
Gross depreciation (excess of tax cost over value)	(446,409)
Net unrealized appreciation	$1,549,846
Cost of investments for income tax purposes	$47,384,902

Transparent Value Large-Cap Defensive Fund:

Gross appreciation (excess of value over tax cost)	$2,352,388
Gross depreciation (excess of tax cost over value)	(548,064)
Net unrealized appreciation	$1,804,324
Cost of investments for income tax purposes	$56,869,624

Transparent Value Large-Cap Market Fund:

Gross appreciation (excess of value over tax cost)	$3,266,626
Gross depreciation (excess of tax cost over value)	(1,017,535)
Net unrealized appreciation	$2,249,091
Cost of investments for income tax purposes	$102,305,497

Transparent Value Dividend Fund:

Gross appreciation (excess of value over tax cost)	$780,476
Gross depreciation (excess of tax cost over value)	(394,090)
Net unrealized appreciation	$386,386
Cost of investments for income tax purposes	$19,624,416

Transparent Value Large-Cap Core Fund:

Gross appreciation (excess of value over tax cost)	$815,656
Gross depreciation (excess of tax cost over value)	(507,520)
Net unrealized appreciation	$308,136
Cost of investments for income tax purposes	$17,519,872

Transparent Value Large-Cap Growth Fund:

Gross appreciation (excess of value over tax cost)	$182,572
Gross depreciation (excess of tax cost over value)	(159,564)
Net unrealized appreciation	$23,008
Cost of investments for income tax purposes	$4,662,116

Transparent Value Large-Cap Value Fund:

Gross appreciation (excess of value over tax cost)	$176,323
Gross depreciation (excess of tax cost over value)	(55,060)
Net unrealized appreciation	$121,263
Cost of investments for income tax purposes	$2,935,846

Transparent Value Directional Allocation Fund:

Gross appreciation (excess of value over tax cost)	$1,166,935
Gross depreciation (excess of tax cost over value)	(947,880)
Net unrealized appreciation	$219,055
Cost of investments for income tax purposes	$89,518,253

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transparent Value Trust

By:	/s/ Armen Arus
Armen Arus, President

Date:	February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Armen Arus
Armen Arus, President

Date:	February 28, 2013

By:	/s/ Keith D. Kemp
Keith D. Kemp, Treasurer

Date:	February 28, 2013